Note 4 - Inventory	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Inventory Disclosure [Text Block]	4. Inventory Inventory consisted of the following as of:
	December 31,
(in thousands)	201 5	201 4
Raw materials	$3,925	$3,605
Finished goods	3,174	2,820
Inventory	$7,099	$6,425